Document and Entity Information	Jun. 15, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	HOMETRUST BANCSHARES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35593
Entity Tax Identification Number	45-5055422
Entity Address, Address Line One	10 Woodfin Street
Entity Address, City or Town	Asheville
Entity Address, State or Province	NC
City Area Code	(828)
Local Phone Number	259-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HTBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001538263
Amendment Flag	false
Entity Address, Postal Zip Code	28801